Segments Depreciation and Amortization by Segment (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020
Segment Reporting Information [Line Items]
Depreciation Amortization and Impairment	$ 3,900	$ 52,152
Vitamin Shoppe [Member]
Segment Reporting Information [Line Items]
Depreciation Amortization and Impairment	986	40,289
Buddy's [Member]
Segment Reporting Information [Line Items]
Depreciation Amortization and Impairment	2,365	5,661
American Freight
Segment Reporting Information [Line Items]
Depreciation Amortization and Impairment	$ 549	$ 6,202